SCHEDULE OF BLACK-SCHOLES OPTION-PRICING MODEL. (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 15, 2025	Nov. 20, 2025
Fair Value Disclosures [Abstract]
Stockholders' Equity, Reverse Stock Split	1-to-5 reverse split
Stock price	$ 1.68		$ 0.90	$ 4.25
Exercise price	$ 0.01
Implied annual volatility of FRGT ordinary shares	147.00%
Risk free interest rate of return	4.25%
Debt Instrument, Term	3 years
Conversion ratio	1-to-1
Dividend yield percentage	0.00%	0.00%